Shareholder Report, Average Annual Return (Details)	11 Months Ended
Jan. 31, 2025
iREIT(R) - MarketVector Quality REIT Index ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	4.13%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.37%